Plant and Equipment (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation	$ 544,067	$ 545,683	$ 715,751	$ 585,477